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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22066

Cornerstone Progressive Return Fund

(Exact name of registrant as specified in charter)

225 Pictoria Drive, Suite 450 Cincinnati, Ohio	45246
(Address of principal executive offices)	(Zip code)

Theresa M. Bridge

Ultimus Fund Solutions, LLC     225 Pictoria Drive, Suite 450  Cincinnati, OH 45246

(Name and address of agent for service)

Registrant's telephone number, including area code:  (513) 587-3400

Date of fiscal year end:      December 31, 2012

Date of reporting period:    September 30, 2012

Form N-Q is to be used by management investment companies other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to Rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.  Schedule of Investments.

CORNERSTONE PROGRESSIVE RETURN FUND
SCHEDULE OF INVESTMENTS - SEPTEMBER 30, 2012 (Unaudited)

Description	No. of Shares	Value
EQUITY SECURITIES - 99.02%
CLOSED-END FUNDS - 89.66%
CONVERTIBLE SECURITIES - 1.28%
Advent Claymore Global Convertible Securities and Income Fund II	117,935	$793,703
AGIC Equity & Convertible Income Fund	45,551	796,231
		1,589,934
CORE - 6.02%
Adams Express Company (The)	125,907	1,427,785
Advent/Claymore Enhanced Growth & Income Fund	54,967	529,882
General American Investors Company, Inc.	53,442	1,554,093
Liberty All-Star Equity Fund	17,733	85,650
Royce Micro-Cap Trust, Inc.	31,485	297,533
Royce Value Trust, Inc.	142,608	1,863,887
Tri-Continental Corporation	54,067	876,967
Zweig Fund, Inc. (The)	67,970	860,500
		7,496,297
CORPORATE DEBT FUNDS INVESTMENT GRADE-RATED - 4.49%
AllianceBernstein Income Fund, Inc.	90,733	783,933
Cutwater Select Income Fund	1	28
Federated Enhanced Treasury Income Fund	55,339	791,348
Montgomery Street Income Securities, Inc.	7,699	130,652
Western Asset/Claymore Inflation-Linked Opportunities & Income Fund	179,526	2,414,625
Western Asset/Claymore Inflation-Linked Securities & Income Fund	110,291	1,463,562
		5,584,148
DEVELOPED MARKET - 2.51%
European Equity Fund, Inc. (The)	700	4,690
Japan Equity Fund, Inc. (The)	15,727	80,050
Japan Smaller Capitalization Fund, Inc.	163,824	1,177,895
Morgan Stanley Asia-Pacific Fund, Inc.	20,591	287,656
New Germany Fund, Inc. (The)	17,607	255,478
New Ireland Fund, Inc. (The)	8,179	69,521
Singapore Fund, Inc. (The)	39,367	544,052
Swiss Helvetia Fund, Inc. (The)	65,263	703,535
		3,122,877

See accompanying notes to schedule of investments.

CORNERSTONE PROGRESSIVE RETURN FUND
SCHEDULE OF INVESTMENTS - SEPTEMBER 30, 2012 (Unaudited) (Continued)

Description	No. of Shares	Value
EMERGING MARKETS - 11.74%
Aberdeen Emerging Markets Telecommunications and Infrastructure Fund, Inc.	13,153	$272,004
Aberdeen Latin America Equity Fund, Inc.	5,765	198,835
Central Europe and Russia Fund, Inc. (The)	14,576	486,693
DWS Global High Income Fund, Inc.	6,211	54,595
First Israel Fund, Inc.	6,594	85,326
India Fund, Inc. (The)	263,937	6,133,896
Latin American Discovery Fund, Inc. (The)	15,566	228,976
Morgan Stanley Emerging Markets Fund, Inc. *	7,251	106,372
Morgan Stanley India Investment Fund, Inc. *	152,436	2,663,057
Templeton Dragon Fund, Inc.	94,819	2,430,211
Templeton Emerging Markets Fund	61,753	1,137,490
Templeton Russia and East European Fund, Inc. *	32,805	503,229
Turkish Investment Fund, Inc. (The)	20,663	307,879
		14,608,563
FLEXIBLE INCOME - 0.51%
Putnam Master Intermediate Income Trust	91,309	472,981
Putnam Premier Income Trust	28,011	160,503
		633,484
GENERAL & INSURED LEVERAGED - 1.46%
Invesco Value Municipal Bond Trust	18,786	299,637
Invesco Value Municipal Income Trust	36,641	611,538
Nuveen Dividend Advantage Municipal Income Fund	30,226	481,500
Nuveen Municipal Opportunity Fund, Inc.	3,934	61,449
Nuveen Municipal Advantage Fund, Inc.	4,900	76,783
Nuveen Premier Municipal Income Fund, Inc.	6,475	100,168
Nuveen Premium Income Municipal Fund 2, Inc.	7,633	119,380
Nuveen Select Quality Municipal Fund, Inc.	4,095	66,134
		1,816,589
GENERAL & INSURED UNLEVERAGED - 0.18%
Delaware Investments National Municipal Income Fund	16,170	229,129

See accompanying notes to schedule of investments.

CORNERSTONE PROGRESSIVE RETURN FUND
SCHEDULE OF INVESTMENTS - SEPTEMBER 30, 2012 (Unaudited) (Continued)

Description	No. of Shares	Value
GENERAL BOND - 0.95%
Nuveen Build America Bond Fund	6,900	$147,660
Nuveen Build America Bond Opportunity Fund	46,761	1,031,080
		1,178,740
GENERAL MUNICIPAL LEVERAGED - 1.58%
Invesco Value Municipal Trust	27,098	429,503
Nuveen Dividend Advantage Municipal Fund 3	44,657	703,348
Nuveen Municipal Market Opportunity Fund, Inc.	55,639	834,029
		1,966,880
GLOBAL - 7.69%
AGIC Global Equity & Convertible Income Fund	35,021	469,982
Alpine Total Dynamic Dividend Fund	40,000	177,200
Calamos Global Total Return Fund	2,200	30,074
Clough Global Allocation Fund	34,800	470,844
Clough Global Equity Fund	76,169	984,103
Clough Global Opportunities Fund	156,540	1,831,518
Delaware Enhanced Global Dividend and Income Fund	59,267	667,939
Eaton Vance Tax-Advantaged Global Dividend Opportunities Fund	75,498	1,493,350
First Trust Active Dividend Income Fund	40,606	343,933
GDL Fund (The)	27,065	319,908
Lazard Global Total Return & Income Fund, Inc.	14,522	217,975
Lazard World Dividend & Income Fund, Inc.	48,018	583,899
Nuveen Global Value Opportunities Fund	121,389	1,820,835
Virtus Total Return Fund	42,090	164,993
		9,576,553
GLOBAL INCOME - 2.68%
Global Income & Currency Fund Inc.	35,190	479,640
Nuveen Global Government Enhanced Income Fund	3,800	55,518
Nuveen Multi-Currency Short-Term Government Income Fund	194,615	2,568,918
Templeton Global Income Fund	24,600	235,422
		3,339,498

See accompanying notes to schedule of investments.

CORNERSTONE PROGRESSIVE RETURN FUND
SCHEDULE OF INVESTMENTS - SEPTEMBER 30, 2012 (Unaudited) (Continued)

Description	No. of Shares	Value
HIGH YIELD (LEVERAGED) - 0.05%
Invesco Van Kampen High Income Trust II	3,758	$64,525

INCOME & PREFERRED STOCK - 2.19%
Zweig Total Return Fund, Inc. (The)	215,335	2,726,141

INSURED MUNICIPAL LEVERAGED - 0.38%
Nuveen Premier Municipal Opportunity Fund, Inc.	23,035	367,408
Nuveen Quality Municipal Fund, Inc.	7,046	108,579
		475,987
OPTION ARBITRAGE/OPTIONS STRATEGIES - 37.14%
AGIC International & Premium Strategy Fund	15,800	156,420
BlackRock Enhanced Capital & Income Fund, Inc.	27,857	364,091
BlackRock Enhanced Equity Dividend Trust	668,001	5,050,088
BlackRock Global Opportunities Equity Trust	341,877	4,659,783
BlackRock International Growth and Income Trust	575,475	4,195,213
Eaton Vance Enhanced Equity Income Fund	220,336	2,441,323
Eaton Vance Enhanced Equity Income Fund II	268,953	2,979,999
Eaton Vance Risk-Managed Diversified Equity Income Fund	361,450	3,806,068
Eaton Vance Tax-Managed Buy-Write Opportunities Fund	208,578	2,713,600
Eaton Vance Tax-Managed Diversified Equity Income Fund	641,039	6,096,281
Eaton Vance Tax-Managed Global Buy-Write Opportunities Fund	546,689	6,068,248
Eaton Vance Tax-Managed Global Diversified Equity Income Fund	692,321	6,099,348
First Trust Enhanced Equity Income Fund	31,166	380,537
ING Global Advantage and Premium Opportunity Fund	48,439	573,518
Madison Strategic Sector Premium Fund	13,900	166,244
Madison/Claymore Covered Call & Equity Strategy Fund	8,168	64,691
Nuveen Equity Premium Advantage Fund	33,471	423,743
		46,239,195

See accompanying notes to schedule of investments.

CORNERSTONE PROGRESSIVE RETURN FUND
SCHEDULE OF INVESTMENTS - SEPTEMBER 30, 2012 (Unaudited) (Continued)

Description	No. of Shares	Value
PACIFIC EX JAPAN - 3.96%
Aberdeen Indonesia Fund, Inc.	29,048	$389,824
Asia Pacific Fund, Inc. (The) *	18,668	191,907
Asia Tigers Fund, Inc. (The) *	3,607	49,957
China Fund, Inc. (The)	3,770	84,033
Greater China Fund, Inc. (The)	6,100	69,540
JF China Region Fund, Inc.	2,416	30,442
Korea Equity Fund, Inc. *	18,528	183,798
Korea Fund, Inc. (The)	6,800	268,600
Morgan Stanley China A Share Fund, Inc.	115,053	2,149,190
Taiwan Fund, Inc.	48,560	801,240
Thai Fund, Inc. (The)	40,712	715,310
		4,933,841
REAL ESTATE - 0.14%
Neuberger Berman Real Estate Securities Income Fund Inc.	35,711	168,556
RMR Asia Pacific Real Estate Fund	1	16
		168,572
SECTOR EQUITY - 4.58%
Gabelli Healthcare & WellnessRx Trust (The)	6,444	58,705
ING Risk Managed Natural Resources Fund	32,810	398,641
Macquarie Global Infrastructure Total Return Fund Inc.	5,275	101,016
Petroleum & Resources Corporation	77,539	2,034,623
Reaves Utility Income Fund	123,207	3,114,673
		5,707,658
VALUE - 0.13%
Royce Focus Trust, Inc.	24,352	163,645

TOTAL CLOSED-END FUNDS		111,622,256

EXCHANGE-TRADED FUNDS - 2.32%
iShares S&P 500 Index Fund	10,000	1,444,000
SPDR S&P 500 ETF Trust	10,000	1,439,300
TOTAL EXCHANGE-TRADED FUNDS		2,883,300

CONSUMER DISCRETIONARY - 0.73%
Comcast Corporation - Class A	3,358	120,116
DIRECTV *	4,000	209,840
Macy's, Inc.	2,000	75,240
Time Warner Cable, Inc.	2,000	190,120

See accompanying notes to schedule of investments.

CORNERSTONE PROGRESSIVE RETURN FUND
SCHEDULE OF INVESTMENTS - SEPTEMBER 30, 2012 (Unaudited) (Continued)

Description	No. of Shares	Value
CONSUMER DISCRETIONARY (Continued)
Walt Disney Company (The)	6,000	$313,680
		908,996
CONSUMER STAPLES - 0.59%
CVS Caremark Corporation	3,000	145,260
Wal-Mart Stores, Inc.	8,000	590,400
		735,660
ENERGY - 0.73%
Chevron Corporation	5,000	582,800
ConocoPhillips	4,000	228,720
Phillips 66	2,000	92,740
		904,260
FINANCIALS - 0.78%
Allstate Corporation (The)	3,000	118,830
Discover Financial Services	2,000	79,460
JPMorgan Chase & Co.	8,000	323,840
Marsh & McLennan Companies, Inc.	2,000	67,860
MetLife, Inc.	3,000	103,380
Wells Fargo & Company	8,000	276,240
		969,610
HEALTH CARE - 0.54%
Abbott Laboratories	3,000	205,680
Amgen Inc.	4,000	337,280
Merck & Company, Inc.	3,000	135,300
		678,260
INDUSTRIALS - 0.43%
Caterpillar Inc.	3,000	258,120
CSX Corporation	2,000	41,500
Union Pacific Corporation	2,000	237,400
		537,020
INFORMATION TECHNOLOGY - 2.74%
Apple Inc.	3,000	2,001,780
International Business Machines Corporation	3,000	622,350
Oracle Corporation	25,000	787,250
		3,411,380
TELECOMMUNICATION SERVICES - 0.33%
AT&T, Inc.	6,000	226,200
Verizon Communications, Inc.	4,000	182,280
		408,480

See accompanying notes to schedule of investments.

CORNERSTONE PROGRESSIVE RETURN FUND
SCHEDULE OF INVESTMENTS - SEPTEMBER 30, 2012 (Unaudited) (Concluded)

Description	No. of Shares	Value
UTILITIES - 0.17%
NextEra Energy, Inc.	3,000	$210,990

TOTAL EQUITY SECURITIES (cost - $120,366,701)		123,270,212

SHORT-TERM INVESTMENTS - 1.07%
MONEY MARKET FUNDS - 1.07%
Fidelity Institutional Money Market Government Portfolio - Class I, 0.01%^ (cost - $1,333,639)	1,333,639	1,333,639

TOTAL INVESTMENTS - 100.09% (cost - $121,700,340)		124,603,851

LIABILITIES IN EXCESS OF OTHER ASSETS - (0.09)%		(117,359)

NET ASSETS - 100.00%		$124,486,492

*   Non-income producing security.
^   Variable rate security.  The rate shown is the 7-day effective yield as of September 30, 2012.

See accompanying notes to schedule of investments.

CORNERSTONE PROGRESSIVE RETURN FUND
NOTES TO SCHEDULE OF INVESTMENTS
September 30, 2012 (UNAUDITED)

Federal Income Tax Cost: The following information is computed on a tax basis for each item as of September 30, 2012:

Cost of portfolio investments	$121,977,011
Gross unrealized appreciation	$5,165,553
Gross unrealized depreciation	(2,538,713)
Net unrealized appreciation	$2,626,840

The difference between the federal income tax cost of portfolio investments and the Schedule of Investments cost for the Fund is due to certain timing differences in the recognition of capital gains or losses under income tax regulations and generally accepted accounting principles.  These “book/tax” differences are temporary in nature and are due to the tax deferral of losses on wash sales.

As required by the Fair Value Measurement and Disclosures Topic of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification, the Fund has performed an analysis of all assets and liabilities measured at fair value to determine the significance and character of all inputs to their fair value determination.

The fair value hierarchy prioritizes the inputs to valuation techniques used to measure fair value into the following three broad categories.

•	Level 1 – quoted unadjusted prices for identical instruments in active markets to which the Fund has access at the date of measurement.

•
Level 2 – quoted prices for similar instruments in active markets; quoted prices for identical or similar instruments in markets that are not active; and model-derived valuations in which all significant inputs and significant value drivers are observable in active markets. Level 2 inputs are those in markets for which there are few transactions, the prices are not current, little public information exists or instances where prices vary substantially over time or among brokered market makers.

•
Level 3 – model derived valuations in which one or more significant inputs or significant value drivers are unobservable.  Unobservable inputs are those inputs that reflect the Fund’s own assumptions that market participants would use to price the asset or liability based on the best available information.

The following is a summary of the inputs used as of September 30, 2012 in valuing the Fund’s investments carried at value:

VALUATION INPUTS	INVESTMENTS IN SECURITIES	OTHER FINANCIAL INSTRUMENTS*

Level 1 - Quoted Prices
Equity Investments	$123,270,212	$-
Short-Term Investments	1,333,639	-
Level 2 - Other Significant Observable Inputs	-	-
Level 3 – Significant Unobservable Inputs	-	-
Total	$124,603,851	$-

* Other financial instruments include futures, forwards and swap contracts, if any.

The breakdown of the Fund’s investments into major categories is disclosed in its Schedule of Investments.

As of September 30, 2012, the Fund did not have any transfers in and out of any Level.

The Fund did not have any assets or liabilities that were measured at fair value on a recurring basis using significant unobservable inputs (Level 3) at September 30, 2012.

The disclosures for the Fund’s fiscal year beginning January 1, 2012 relate to presenting separately any Level 3 purchases, sales, issuances and settlements on a gross basis instead of one net amount.  Management will continue to evaluate the impact of ASU No. 2010-6 for the required disclosures.

The Fund is exposed to financial market risks, including the valuations of its investment portfolio.  During the nine months ended September 30, 2012, the Fund did not engage in derivative instruments and other hedging activities.

The Fund has evaluated the need for additional disclosures and/or adjustments resulting through the date its financial statements were issued.  Based on this evaluation, no additional disclosures or adjustments were required to such Schedule of Investments.

Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the Fund’s semi-annual report previously filed with the Securities and Exchange Commission on the Form N-CSR on September 4, 2012 with a file number 811-22066.

Other information regarding the Fund is available in the Fund’s most recent semi-annual report filed with the Securities and Exchange Commission on the Form N-CSR on September 4, 2012, file number 811-22066.  This information is also available to registered shareholders by calling (800) 937-5449.  For general inquiries, please call (513) 326-3597.  This information is also available on the website of the Securities and Exchange Commission – http://www.sec.gov.

Item 2.  Controls and Procedures.

(a)   Based on their evaluation of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days of the filing date of this report, the registrant’s principal executive officer and principal financial officer have concluded that such disclosure controls and procedures are reasonably designed and are operating effectively to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to them by others within those entities, particularly during the period in which this report is being prepared, and that such information is recorded, processed, summarized, and reported on a timely basis.

(b)   There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.  Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)):  Attached hereto

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Cornerstone Progressive Return Fund

By (Signature and Title)*		/s/ Ralph W. Bradshaw
Ralph W. Bradshaw, President and Chairman
(Principal Executive Officer)

Date	November 26, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*		/s/ Ralph W. Bradshaw
Ralph W. Bradshaw, President and Chairman
(Principal Executive Officer)

Date	November 26, 2012

By (Signature and Title)*		/s/ Theresa M. Bridge
Theresa M. Bridge, Treasurer (Principal Financial Officer)

Date	November 26, 2012

* Print the name and title of each signing officer under his or her signature.